Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Parenthetical) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from services for construction of junctions	$ 15,514,433	$ 14,359,194	$ 16,289,581
Revenues from works in specific facilities and networks	15,125,128	21,397,176	16,736,234
Revenues from other services	22,386,728	11,301,352	11,741,987
Revenues from energy losses recoveries	1,968,203	1,344,529
Revenues from outdated collection of invoices	1,299,470	1,540,348
Revenues from other operating income services	15,280,378	12,043,380	4,877,987
Revenues from water sales			823,821
Others [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	69,170,597	69,340,228	61,510,586
Municipalities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	36,165,698	37,338,741	39,405,365
Government Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	20,080,121	18,333,375	18,631,045
Agricultural Sector Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	$ 5,811,319	$ 5,377,993	$ 5,356,396